AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2007.

SECURITIES ACT FILE NO. 333-137538

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.  [    ]

POST-EFFECTIVE AMENDMENT NO. 2

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019	ROBERT I. FRENKEL, ESQ. LEGG MASON & CO., LLC 300 FIRST STAMFORD PLACE STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A, B, C, Y and 1 shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Prospectus/Proxy Statement and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on November 15, 2006.

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October 8, 1993 (File No. 33-50153).

Reference is made to Section 4 of the Distribution Agreement between the Registrant and CGMI, paragraph 7 of the Amendment to the CGMI Distribution Agreement, paragraph 10 of the Distribution Agreement between Registrant and Legg Mason Investor Services, LLC and paragraph 7 of the Amendment of Distribution Agreement and Assumption and of Duties and Responsibilities by PFSI between the Registrant and PFS Distributors.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS

1(a) Articles of Restatement dated September 17, 1993 to Registrant’s Articles of Incorporation dated September 28, 1981, Articles of Amendment dated October 14, 1994, Articles Supplementary, Articles of Amendment dated October 14, 1994, Articles Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994. Articles of Amendment No. 46 filed October 23, 1997 are incorporated by reference to Post-Effective Amendment dated October 23, 1997 (“Post-Effective Amendment No. 46”). Articles of Amendment dated February 27, 1998 are incorporated by reference to Post-Effective Amendment No. 48 dated April 29, 1998. Articles of Amendment dated June 1, 1998 are incorporated by reference to Post-Effective Amendment No. 49 filed on July 16, 1998 (“Post-Effective Amendment No. 49”). Articles of Amendment dated April 29, 2004 are incorporated by reference to Post-Effective Amendment No. 94 filed on April 29, 2004 (“Post-Effective Amendment No. 94). Articles Supplementary dated July 15, 2004 are incorporated by reference to Post-Effective Amendment No. 96 filed on July 16, 2004 (“Post-Effective Amendment No. 96”). Articles Supplementary dated August 23, 2004 are incorporated by reference to Post-Effective Amendment No. 97 filed on August 24, 2004. Articles Supplementary dated January 27, 2005 are incorporated by reference to Post-Effective Amendment No. 104 filed on February 24, 2005.

1(b) Amended Articles of Amendment dated April 7, 2006 is incorporated by reference to Post-Effective Amendment No. 114 filed on April 27, 2006.

1(c) Articles of Amendment dated November 20, 2006 is incorporated by reference to Post-Effective Amendment No. 116 filed on November 30, 2006.

2(a) Registrant’s By-Laws, as amended on September 30, 1992 are incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A (File No. 2-74288) as filed with the Securities and Exchange Commission on April 30, 1993.

2(b) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement filed on April 30, 2003.

3	Not applicable.

4 Form of Agreement and Plan of Reorganization included in Part A of the Registration Statement on Form N-14 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

5	Not applicable.

6(a) Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006 with respect to Legg Mason Partners Multiple Discipline Funds All Cap and International is incorporated by reference to Post-Effective Amendment No. 115 filed on August 25, 2006.

6(b) Management Agreement between the Registrant and LMPFA dated August 1, 2006 with respect to Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value is incorporated by reference to Post-Effective Amendment No. 115 filed on August 25, 2006.

6(c) Management Agreement between the Registrant and LMPFA dated August 1, 2006 with respect to Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value is incorporated by reference to Post-Effective Amendment No. 115 filed on August 25, 2006.

6(d) Management Agreement between the Registrant and LMPFA dated August 1, 2006 with respect to Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value is incorporated by reference to Post-Effective Amendment No. 115 filed on August 25, 2006.

6(e) Form of Subadvisory Agreement between LMPFA and ClearBride Advisors, LLC (formerly know as CAM North America, LLC) (“ClearBridge”), made as of August 1, 2006 with respect to Legg Mason Partners Multiple Discipline Funds All Cap and International is incorporated by reference to Post-Effective Amendment No. 115 filed on August 25, 2006.

6(f) Form of Subadvisory Agreement between LMPFA and ClearBridge, made as of August 1, 2006 with respect to Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value is incorporated by reference to Post-Effective Amendment No. 115 filed on August 25, 2006.

6(g) Form of Subadvisory Agreement between LMPFA and ClearBridge, made as of August 1, 2006 with respect to Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value is incorporated by reference to Post-Effective Amendment No. 115 filed on August 25, 2006.

6(h) Form of Subadvisory Agreement between LMPFA and ClearBridge, made as of August 1, 2006 with respect to Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value is incorporated by reference to Post-Effective Amendment No. 115 filed on August 25, 2006.

6(i) Form of Subadvisory Agreement between LMPFA and Causeway Capital Management, LLC, made as of August 1, 2006 with respect to Legg Mason Partners Multiple Discipline Funds All Cap And International is incorporated by reference to Post-Effective Amendment No. 115 filed on August 25, 2006.

7(a) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 56 filed on February 26, 1999.

7(b) Amendment of Distribution Agreement and Assumption and of Duties and Responsibilities by PFSI dated December 1, 2005 between the Registrant and PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 113.

7(c) Amendment to the Distribution Agreement dated December 1, 2005 between the Registrant and Citigroup Global Markets, Inc. (“CGMI”) is incorporated by reference to Post-Effective Amendment No. 113.

7(d) Distribution Agreement dated December 1, 2005 between the Registrant and Legg Mason Investor Services, LLC is incorporated by reference to Post-Effective Amendment No. 113.

8	Not applicable.

9 Form of Custodian Agreement dated January 1, 2006 with State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 113.

10(a) Amended Shareholder Services and Distribution Plan dated December 1, 2005 pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 114 filed on April 27, 2006.

10(b) Amended and Restated 18f-3(d) Multiple Class Plan dated as of December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 113.

11(a) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on November 14, 2006.

11(b) Opinion and consent of Venable LLP as to the legality of the securities being registered is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on November 14, 2006.

12(a) Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value discussed in the Proxy Statement/Prospectus is filed herewith.

12(b) Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value discussed in the Proxy Statement/Prospectus is filed herewith.

12(c) Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Multiple Discipline Funds All Cap and International discussed in the Proxy Statement/Prospectus is filed herewith.

12(d) Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Growth and Income Fund discussed in the Proxy Statement/Prospectus is filed herewith.

13	Not applicable.

14 Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

15	Not applicable.

16 Power of Attorney is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(a) Forms of Proxy Card are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(b) Statement of Additional Information of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value dated August 28, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(c) Annual Report of Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value for the year ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(d) Annual Report of Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value for the year ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(e) Annual Report of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value for the year ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(f) Annual Report of Legg Mason Partners Multiple Discipline Funds All Cap and International for the year ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(g) Prospectus and Statement of Additional Information of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value and Legg Mason Partners Multiple Discipline Funds All Cap and International, each a series of Legg Mason Partners Investment Funds, Inc., dated August 28, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(h) Prospectus and Statement of Additional Information of Legg Mason Partners Growth and Income Fund, a series of Legg Mason Partners Investment Series, dated February 28, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(i) Annual Report of Legg Mason Partners Growth and Income Fund, a series of Legg Mason Partners Investment Series, for the year ended October 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(j) Semi-Annual Report of Legg Mason Partners Growth and Income Fund, a series of Legg Mason Partners Investment Series, for the six months ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(k) Code of Ethics of PFS Distributors, Inc. is incorporated by reference to Post-Effective No. 89.

17(l) Code of Ethics of CGMI is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Legg Mason Partners Sector Series, Inc., filed on February 28, 2003 (Securities Act File No. 33-7339).

17(m) Code of Ethics of Causeway Capital Management LLC is incorporated by reference to Post-Effective Amendment No. 104 filed on February 24, 2005.

17(n) Code of Ethics of Legg Mason Investor Services, LLC dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 113.

17(o) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies as amended September 13, 2005 (adopted by LMPFA and ClearBridge), is incorporated by reference to Post-Effective Amendment No. 113.

17(p) Code of Ethics of Western Asset Management Company adopted February 2005 is incorporated by reference to Post-Effective Amendment No. 114 filed on April 27, 2006.

17(q) Transfer Agency and Services Agreement between Registrant and PFPC, Inc. dated January 1, 2006 is incorporated by reference to Post-Effective Amendment No. 114 filed on April 27, 2006.

17(r) Licensing Agreement dated as of December 1, 2005 between the Registrant and Citigroup Inc is incorporated by reference to Post-Effective Amendment No. 113.

17(s) Form of License Agreement between Registrant and Legg Mason Properties, Inc. is incorporated by reference to Post-Effective Amendment No. 114 filed on April 27, 2006.

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 30th day of May, 2007.

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.
on behalf of Legg Mason Partners All Cap Fund (formerly Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value)

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board
(Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURE	TITLE	DATE

	/s/ R. Jay Gerken	President, Principal Executive	May 30, 2007
	R. Jay Gerken	Officer and Director

	/s/ Kaprel Oszolak	Treasurer and	May 30, 2007
	Kaprel Oszolak	Chief Financial Officer

	/s/ Paul R. Ades*	Director	May 30, 2007
Paul R. Ades

	/s/ Dwight B. Crane*	Director	May 30, 2007
Dwight B. Crane

	/s/ Frank Hubbard*	Director	May 30, 2007
Frank Hubbard

	/s/ Jerome Miller*	Director	May 30, 2007
Jerome Miller

	/s/ Ken Miller*	Director	May 30, 2007
Ken Miller

By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
12(a)	Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value

12(b)	Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value

12(c)	Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Multiple Discipline Funds All Cap and International

12(d)	Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Growth and Income Fund